Leases - Minimum annual rentals (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 4,794
2022
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	1,473
2023
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	1,331
2024
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	1,293
2025
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	697
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 0